Net Income per Share - Additional Information (Details) shares in Millions	12 Months Ended
Dec. 31, 2024 shares
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0.2